UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 03/31/2003 Check here if Amendment [ ]; Amendment Number:
                               This Amendment (check only one.):
                                     [ ]   is a restatement.
                                     [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     STRALEM & COMPANY, INC.
Address:  645 Madison Avenue, New York, New York 10022

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:  Phillippe E. Baumann
Title: Executive Vice President
Phone: 212-888-8123
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
-------------------------
New York, New York
April 17, 2003

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT



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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    48
                                           --

Form 13F Information Table Value Total:   $108,895,000 (thousands)
                                           ------------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE



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
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    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)               (ITEM 8)
                                                                                          INVESTMENT  DISCRETION    VOTING AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-     (SHARES)
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER    SOLE SHARED NONE
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)     (B)     (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

ABBOT LABORATORIES              COMMON           2824100      461,000     12,250             X       0       0       X     0     0
ALTRIA GROUP                    COMMON          2209S103      150,000      5,000             X       0       0       X     0     0
AMERICAN EXPRESS                COMMON          25816109      136,000      4,100             X       0       0       X     0     0
AMEREN CORP                     COMMON          23608102    5,112,000    130,900             X       0       0       X     0     0
AMERICAN INTL GROUP             COMMON          26874107      396,000      8,000             X       0       0       X     0     0
APPLI ED BIOSYSTEMS             COMMON          38020103      237,000     15,000             X       0       0       X     0     0
BERKSHIRE HATHAWAY              COMMON          84670207      474,000        150             X       0       0       X     0     0
CELERA GENOMICS                 COMMON          38020202       52,000      6,000             X       0       0       X     0     0
CHEVRON                         COMMON         166751107    2,677,000     41,400             X       0       0       X     0     0
COMPUTER SCIENCES               COMMON         205363104      248,000      7,800             X       0       0       X     0     0
CONAGRA                         COMMON         205887102       70,000      3,500             X       0       0       X     0     0
CON EDISON                      COMMON         209115104    5,774,000    150,100             X       0       0       X     0     0
DUPONT                          COMMON         263534109      171,000      4,400             X       0       0       X     0     0
EMERSON ELECTRIC                COMMON         291011104       45,000      1,000             X       0       0       X     0     0
EXXON MOBIL                     COMMON         30231G102      231,000      6,600             X       0       0       X     0     0
FANNIE MAE                      COMMON         313586109      261,000      4,000             X       0       0       X     0     0
FEDERAL HOME LOAN               COMMON         313400301    3,112,000     58,600             X       0       0       X     0     0
GENERAL ELEC                    COMMON         369604103    5,878,000    230,500             X       0       0       X     0     0
HEWLETT PACKARD                 COMMON         428236103       49,000      3,162             X       0       0       X     0     0
HOME DEPOT                      COMMON         437076102    4,054,000    166,400             X       0       0       X     0     0
HONEYWELL                       COMMON         438516106       64,000      3,000             X       0       0       X     0     0
INTEL                           COMMON         458140100    2,260,000    138,850             X       0       0       X     0     0
JOHNSON & JOHNSON               COMMON         478160104    3,426,000     59,200             X       0       0       X     0     0
KEYSPAN CORP                    COMMON         49337W100    5,084,000    157,650             X       0       0       X     0     0
KIMBERLY CLARK                  COMMON         494368103       77,000      1,700             X       0       0       X     0     0
LOEWS CORP                      COMMON         540424108    5,285,000    134,240             X       0       X       X     0     0
LOWES                           COMMON         548661107    6,764,000    165,700             X       0       0       X     0     0
MATTEL                          COMMON         577081102       52,000      2,300             X       0       0       X     0     0
MBIA INC                        COMMON         55262C100    5,458,000    141,250             X       0       0       X     0     0


------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)               (ITEM 8)
                                                                                          INVESTMENT  DISCRETION    VOTING AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-     (SHARES)
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER    SOLE SHARED NONE
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)     (B)     (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                      COMMON         585055106    3,269,000     72,450             X       0       0       X     0     0
MERCK                           COMMON         589331107    3,755,000     68,550             X       0       0       X     0     0
MICROSOFT                       COMMON         594918104    3,651,000    150,800             X       0       0       X     0     0
3M COMPANY                      COMMON         88579Y101      481,000      3,700             X       0       0       X     0     0
OCCIDENTAL PETROLEUM            COMMON         674599105    4,380,000    146,200             X       0       0       X     0     0
ORACLE                          COMMON         68389X105    3,701,000    341,150             X       0       0       X     0     0
PEPSICO                         COMMON         713448108      304,000      7,600             X       0       0       X     0     0
PFIZER INC                      COMMON         717081103    4,447,000    142,700             X       0       0       X     0     0
PROCTER & GAMBLE                COMMON         742718109      445,000      5,000             X       0       0       X     0     0
PROGRESS ENERGY                 COMMON         743263105    4,103,000    104,800             X       0       0       X     0     0
ROHM & HASS                     COMMON         775371107       50,000      1,700             X       0       0       X     0     0
ROYAL DUTCH                     COMMON         780257804       69,000      1,700             X       0       0       X     0     0
SBC COMMUNICATIONS              COMMON         78387G103      158,000      7,896             X       0       0       X     0     0
SOUTHERN CO                     COMMON         842587107    5,997,000    213,480             X       0       0       X     0     0
TECO ENERGY                     COMMON         872375100    1,874,000    176,250             X       0       0       X     0     0
UNITED TECHNOLOGIES             COMMON         913017109      127,000      2,200             X       0       0       X     0     0
WAL MART                        COMMON         931142103    7,222,000    138,800             X       0       0       X     0     0
WELLS FARGO                     COMMON         949746101      391,000      8,700             X       0       0       X     0     0
WHIRLPOOL                       COMMON         963320106    6,413,000    130,800             X       0       0       X     0     0

                                                          108,895,000  3,387,228